Share-based payment (Schedule of Share-based Payment) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	939,675
Number of share options granted in share-based payment arrangement	279,818
Number of share options forfeited in share-based payment arrangement	(466,390)
Number of share options exercised in share-based payment arrangement	(168,708)
Number of share options outstanding in share-based payment arrangement	584,395	939,675
Expense from share-based payment transactions with employees | $	$ 6,621	$ 8,444	$ 2,717
Shares granted to Non-Executive Director [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	64,269
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(64,269)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 861	$ 665	500
Executive Directors' Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	156,497
Number of share options granted in share-based payment arrangement	118,272
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(104,439)
Number of share options outstanding in share-based payment arrangement	170,330	156,497
Expense from share-based payment transactions with employees | $	$ 800	$ 800	800
VCP 2019 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	378,053
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	(378,053)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	378,053
Expense from share-based payment transactions with employees | $	$ 4,098	$ 5,705	951
Year of issuance 2020 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	405,125
Number of share options granted in share-based payment arrangement	97,277
Number of share options forfeited in share-based payment arrangement	(88,337)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	414,065	405,125
Expense from share-based payment transactions with employees | $	$ 862	$ 1,274	0
Year of Issuance 2018 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	416
Year of issuance 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	50
Issuance [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	405,125
Number of share options granted in share-based payment arrangement	97,277
Number of share options forfeited in share-based payment arrangement	(88,337)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	414,065	405,125
Expense from share-based payment transactions with employees | $	$ 862	$ 1,274	$ 466